Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of Earnings per share

	2023	2023	2022	2022	2021	2021
	Class A	Class B	Class A	Class B	Class A	Class B

Weighted number of outstanding shares	284,262,802	345,437,500	282,195,495	345,437,500	264,171,208	241,333,048
Weighted number of shares with dilutive effects	3,306,122	11,446,403	2,354,500	6,891,423	—	—
Weighted number of outstanding shares (diluted and undiluted)	287,568,924	356,883,903	284,549,995	352,328,923	264,171,208	241,333,048

Net income / (loss) (mCHF)	70.9	8.6	51.4	6.3	(156.0)	(14.2)
Basic EPS (CHF)	0.25	0.02	0.18	0.02	(0.59)	(0.06)
Diluted EPS (CHF)	0.25	0.02	0.18	0.02	(0.59)	(0.06)